Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories
Schedule of inventories by component
Inventories included the following (work in process was not material):

	June 30, 2013	December 31, 2012
	(thousands)
Finished goods and work in process	$316,605	$267,115
Logs	29,517	37,273
Other raw materials and supplies	22,228	21,418
	$368,350	$325,806

Inventories include the following (work in process is not material):

	December 31, 2012	December 31, 2011
	(thousands)
Finished goods and work in process	$267,115	$223,605
Logs	37,273	41,243
Other raw materials and supplies	21,418	19,130
	$325,806	$283,978

Southeast Operations
Inventories
Schedule of inventories by component

(dollars in thousands):

	December 31, 2011	December 30, 2012	June 30, 2013
			(unaudited)
Plywood-finished goods	$1,628	$1,157	$1,723
Logs	1,814	1,843	1,382
Veneer and work-in-process	823	427	823
Raw materials	234	184	196
Spare parts, supplies, and materials	2,399	2,681	2,817

	$6,898	$6,292	$6,941